UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21269



Wells Fargo Income Opportunities Fund
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 4/30

Date of reporting period: 07/01/18 - 06/30/19


Item 1. Proxy Voting Record


============= Wells Fargo  Income Opportunities Fund (Closed End) ==============


LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 31, 2019   Meeting Type: Annual
Record Date:  MAY 03, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jacques Aigrain          For       For          Management
1b    Elect Director Lincoln Benet            For       For          Management
1c    Elect Director Jagjeet "Jeet" Bindra    For       For          Management
1d    Elect Director Robin Buchanan           For       For          Management
1e    Elect Director Stephen Cooper           For       For          Management
1f    Elect Director Nance Dicciani           For       For          Management
1g    Elect Director Claire Farley            For       For          Management
1h    Elect Director Isabella "Bella" Goren   For       For          Management
1i    Elect Director Michael Hanley           For       For          Management
1j    Elect Director Albert Manifold          For       For          Management
1k    Elect Director Bhavesh "Bob" Patel      For       For          Management
1l    Elect Director Rudy van der Meer        For       For          Management
2     Approve Discharge of Executive          For       For          Management
      Director and Prior Management Board
3     Approve Discharge of Non-Executive      For       For          Management
      Directors and Prior Supervisory Board
4     Adopt Financial Statements and          For       For          Management
      Statutory Reports
5     Ratify PricewaterhouseCoopers           For       For          Management
      Accountants N.V. as Auditors
6     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
7     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
8     Approve Dividends of USD 4.00 Per Share For       For          Management
9     Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
10    Amend Omnibus Stock Plan                For       For          Management


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO INCOME OPPORTUNITIES FUND

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 21, 2019